Fees Summary	Apr. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,641,000
Previously Paid Amount	0.00
Total Fee Amount	3,772.54
Total Offset Amount	0.00
Net Fee	3,772.54
Narrative - Max Aggregate Offering Price	$ 24,641,000
Final Prospectus	true